Leases - Schedule of detailed Information about Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating cash flows used for operating leases	¥ 37,811	$ 5,482	¥ 30,388
Operating cash flows used for finance leases	0	0	295
Financing cash flows used for finance leases	0	0	5,111
ROU assets obtained in exchange for operating lease liabilities	¥ 4,311	$ 625	¥ 90,272
Weighted-average remaining lease term for operating leases (in years):	1 year 6 months 29 days	1 year 6 months 29 days	2 years 4 months 28 days
Weighted-average discount rate for operating leases:	4.95%	4.95%	6.08%